Income Taxes (Tables)	12 Months Ended
Oct. 31, 2022
Income Taxes [Abstract]
Schedule of income tax expense differs from the amount
	For the Year Ended October 31, 2022	For the Period from Inception on February 5, 2021 to October

Loss before income taxes	$(5,946,000)	$(2,112,000)
Statutory income tax rate	27.00%	27.00%

Income tax benefit computed at statutory tax rate	(1,605,000)	(570,000)
Differences between Canadian and foreign tax rates	206,000	—
Items not deductible for income tax purposes	692,000	307,000
Impact of foreign exchange	35,000	—
Unrecognized benefit of deferred income tax assets	672,000	263,000

Income tax benefit	$—	$—

Schedule of sufficient taxable income to utilize its deferred tax assets
	For the Year Ended October 31, 2022	For the Period from Inception on February 5, 2021 to October 31, 2021

Deferred tax liabilities:
Mineral properties	$(176,000)	$—
Office and equipment	(2,000)	—
Deferred tax assets:
Non-capital losses	178,000	—

Net deferred income tax liabilities	$—	$—

Schedule of significant unrecognized tax benefits and unused tax losses
	For the Year Ended October 31, 2022	For the Period from Inception on February 5, 2021 to October 31, 2021

Share issuance costs	$40,000	$21,000
Office and equipment	19,000	6,000
Non-capital losses carried forward	1,039,000	262,000

Unrecognized deductible temporary differences	$1,098,000	$289,000